Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Jun. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Payables and Accruals [Abstract]
Compensation and benefits	$ 189,095	$ 2,091,196	$ 1,218,530
Research and development	753,497	913,145	1,593,922
Professional fees	204,344	224,031	378,890
Other	2,556	2,550	2,630
Accrued expenses and other current liabilities	$ 1,149,492	$ 3,230,922	$ 3,193,972